Schedule of Components of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
(Loss)/Net Profit before Tax	$ (1,413,516)	$ (20,917,260)	$ 1,954,848
Tax	30.00%	25.00%	25.00%
Income tax benefit computed at the statutory tax rate	$ (424,055)	$ (5,229,315)	$ 488,712
Tax offset of Research & Development incentive			(115,960)
Tax adjustment of transaction cost to be amortized over the time		5,584,202
Recoupment of prior year tax losses not previously brought to account/Other tax adjustments	473,149	(41,466)	(262,874)
Income tax expense	$ 49,094	$ 313,421	$ 109,878